                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

                 Morgan Stanley Municipal Premium Income Trust

               (Exact name of registrant as specified in charter)

          1221 Avenue of the Americas, New York, New York    10020
            (Address of principal executive offices)       (Zip code)

                               Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended November 30, 2003

MARKET OVERVIEW


Over the past six months, the U.S. economy showed increasing strength, culminating in 8.2 percent GDP growth in the third quarter of 2003. Some of the most closely watched indicators, such as employment growth, improved but remained below potential. The Federal Reserve Board continued its stimulative monetary policy by keeping the federal funds target rate at a record low of 1.0 percent.

The municipal market began the period with yields near 40-year lows. By mid-June, yields began to climb from their lows as investors shifted their attention to the improving equity market. At the same time, municipal market participation by institutional taxable investors subsided as taxable yields rose faster than tax-exempt yields. Ongoing budgetary and fiscal difficulties at the state and local levels contributed to ratings downgrades for many municipal issues. Municipal issuance remained strong through July, but slowed over the last few months of the period as yields rose. Overall, these forces combined to push municipal-bond yields higher than where they began the period.

PERFORMANCE ANALYSIS


The net asset value (NAV) of Morgan Stanley Premium Municipal Income Trust (PIA) decreased from $10.56 to $10.32 per share for the six months ended November 30, 2003. Based on this change plus reinvestment of tax-free dividends totaling $0.30 per share the Fund's total NAV return was 0.80 percent.

PIA's value on the New York Stock Exchange (NYSE) decreased from $9.41 to $9.34 per share during this period. Based on this change plus reinvestment of tax-free dividends, the Fund's total market return was 2.48 percent. On November 30, 2003, PIA's NYSE market price was at a 9.50 percent discount to its NAV.

Monthly dividends for the fourth quarter of 2003 were declared in September. Beginning with the October payment, the monthly payment increased from $0.0475 to $0.0525 per share. The new dividend reflects the level of the Fund's undistributed net investment income and projected earnings power. The Fund's level of undistributed net investment income was $0.155 per share on November 30, 2003, versus $0.160 per share on May 31, 2003.*

From a strategic point of view, with interest rates at or near multi-decade lows, we have become increasingly cautious. As a result, the portfolio's duration (a measure of interest rate sensitivity) was shorter than its benchmark index. The portfolio's duration, adjusted for leverage, was 11.5 years. Its average maturity of 18 years has been maintained, however, because of the income advantage of the steepness of the municipal yield curve. We have continued to emphasize revenue bonds in sectors tied to reliable income streams from such essential services as municipal electric, transportation and water and sewer utilities. As of November 30, 2003, the Fund's net assets of $301 million including preferred shares were diversified across 73 credits in 13 long-term sectors.

* Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

As discussed in previous reports, the total income available for distribution to common shareholders includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities normally ranging from one week to two years. Incremental income to common shareholders depends on two factors. The first factor is the amount of ARPS outstanding, while the second is the spread between the portfolio's cost yield and ARPS expenses (ARPS auction rate and expenses). The greater the spread and the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to common shareholders. The level of net investment income available for distribution to common shareholders varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period, ARPS leverage contributed approximately $0.08 per share to common share earnings. The Fund has five ARPS series totaling $100 million and representing 33 percent of net assets. The five series are currently in two-year auction modes with maturities ranging from January 2004 to September 2005. Yields ranged from 1.229 to 2.55 percent.

The Fund's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Fund may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

   LARGEST SECTORS
   Transportation                                      28.5%
   General Obligation                                  22.4%
   Electric                                            20.9%
   Water & Sewer                                       19.6%
   IDR/PCR*                                            13.6%

   CREDIT ANALYSIS
   Aaa/AAA                                             69.2%
   Aa/AA                                               19.6%
   A/A                                                  3.7%
   Baa/BBB                                              5.5%
   NR                                                   2.0%

* Industrial Development/Pollution Control Revenue

Subject to change daily. Largest Sectors are as a percentage of net assets, and Credit Analysis is a percentage of total long-term investments. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

DISTRIBUTION BY MATURITY
(% of Long Term Portfolio) As of November 30, 2003


WEIGHTED AVERAGE MATURITY: 18 YEARS

1-5                                                                                6
5-10                                                                              14
10-20                                                                             38
20-30                                                                             40
30+ years                                                                          2

Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     1.3%
Arizona................     7.2
California.............     4.9
Colorado...............     3.1
Connecticut............     0.7
Florida................     3.4
Georgia................     5.9
Hawaii.................     1.2
Illinois...............     4.5
Indiana................     2.0
Kansas.................     3.5
Kentucky...............     1.2
Louisiana..............     0.7
Maryland...............     0.3
Massachusetts..........     5.7
Michigan...............     2.6
Minnesota..............     1.9
Missouri...............     1.7
Nevada.................     1.1
New Jersey.............     2.9
New York...............    11.5%
Ohio...................     4.1
Pennsylvania...........     4.8
Puerto Rico............     0.9
South Carolina.........     4.6
Tennessee..............     2.3
Texas..................    12.6
Utah...................     1.9
Virginia...............     1.5
                          -----
Total..................   100.0%
                          =====

CALL AND COST (BOOK) YIELD STRUCTURE

(Based on Long-Term Portfolio) As of November 30, 2003


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2004                                                                              11
2005                                                                               9
2006                                                                               9
2007                                                                               2
2008                                                                              12
2009                                                                               2
2010                                                                               9
2011                                                                              13
2012                                                                               9
2013+                                                                             24

COST (BOOK) YIELD (A) -- WEIGHTED AVERAGE BOOK YIELD: 5.5%

2004                                                                             6.90
2005                                                                             6.10
2006                                                                             5.50
2007                                                                             6.20
2008                                                                             5.40
2009                                                                             5.60
2010                                                                             5.70
2011                                                                             4.80
2012                                                                             5.10
2013+                                                                            4.70

(a) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.9% on 11% of the long-term portfolio that is callable in 2004.
    Portfolio structure is subject to change.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (145.5%)
            General Obligation (22.4%)
            Los Angeles Unified School District, California,
$  2,000      2003 Ser A (FSA).......................................  5.25 %    07/01/20    $   2,165,140
   5,000      1997 Ser B (FGIC)......................................  5.00      07/01/23        5,131,000
   5,000    San Diego Unified School District, California, 1998 Ser E
              (FSA)..................................................  5.00      07/01/28        5,120,350
   2,000    Connecticut, 2001 Ser D..................................  5.00      11/15/20        2,105,940
   3,000    Chicago Board of Education, Illinois, Ser 2001 C (FSA)...  5.00      12/01/26        3,042,480
   2,000    Du Page County Community Unit School District No 200,
              Illinois, Ser 2003 B...................................  5.25      11/01/21        2,151,280
            Massachusetts,
   3,500      1995 Ser A (Ambac).....................................  5.00      07/01/12        3,893,435
   6,000      Refg Ser D (Ambac).....................................  5.50      10/01/19        6,899,220
   3,000    Barberton City School District, Ohio, Ser 1998 (FGIC)....  5.125     11/01/22        3,165,150
            Pennsylvania,
   1,000      RITES PA - 1112 A (MBIA)...............................  8.649++   01/01/18        1,139,310
   1,000      RITES PA - 1112 B (MBIA)...............................  8.649++   01/01/19        1,125,250
   3,500    Shelby County, Tennessee, Refg 1995 Ser A................  5.625     04/01/11        3,725,295
   5,000    La Joya Independent School District, Texas, Ser 2000
              (PSF)..................................................  5.50      02/15/25        5,350,250
                                                                                             -------------
--------
                                                                                                45,014,100
  42,000
                                                                                             -------------
--------
            Educational Facilities Revenue (10.9%)
   4,000    University of Northern Colorado, Refg Ser 2001 (Ambac)...  5.00      06/01/31        4,061,240
   5,500    Oakland University, Michigan, Ser 1995 (MBIA)............  5.75      05/15/26        5,877,960
            New York State Dormitory Authority,
   4,000      State University Refg Ser 1993 A.......................  5.50      05/15/08        4,518,480
     890      State University Refg Ser 1999 B.......................  7.50      05/15/11        1,086,254
   1,250    Ohio State University, General Receipts Ser 1999 A.......  5.75      12/01/24        1,388,100
   5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore
              College Ser 2001.......................................  5.00      09/15/31        5,091,750
                                                                                             -------------
--------
                                                                                                22,023,784
  20,640
                                                                                             -------------
--------
            Electric Revenue (20.9%)
   8,000    Salt River Project Agricultural Improvement & Power
              District, Arizona, Ser 2002 B..........................  5.00      01/01/26        8,184,480
   1,550    Los Angeles Department of Water & Power, California 2001
              Ser A..................................................  5.00      07/01/24        1,575,994
     750    Sacramento Municipal Utility District, California, Refg
              1994 Ser I (MBIA)......................................  6.00      01/01/24          768,053
   5,000    Orlando Utilities Commission, Florida, Water & Electric
              Ser 2001...............................................  5.00      10/01/22        5,190,600
   7,000    South Carolina Public Service Authority, 1995 Refg Ser A
              (Ambac)................................................  6.25      01/01/22        7,722,260
   3,000    Memphis, Tennessee, 2003 Ser A (MBIA) (WI)...............  5.00      12/01/15        3,275,190
   8,500    San Antonio, Texas, Electric & Gas Refg Ser 1994 C.......  8.18++    02/01/06        9,627,014

6
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
$  5,000    Intermountain Power Agency, Utah, Refg 1997 Ser B
              (MBIA).................................................  5.75 %    07/01/19    $   5,603,850
                                                                                             -------------
--------
                                                                                                41,947,441
  38,800
                                                                                             -------------
--------
            Hospital Revenue (8.9%)
   3,500    Birmingham-Carraway Special Care Facilities Financing
              Authority, Alabama, Carraway Methodist Health Ser 1995
              A (Connie Lee).........................................  5.875     08/15/15        3,797,710
   2,000    Louisiana Public Facilities Authority, Oshsner Clinic Ser
              2002 B.................................................  5.50      05/15/32        2,016,840
   1,000    Maryland Health & Higher Educational Facilities
              Authority, Johns Hopkins Hospital Ser 2003.............  5.00      11/15/28        1,012,980
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's of Bethlehem Hospital Ser 2003..................  5.375     08/15/33        4,897,850
   6,000    South Carolina Jobs - Economic Development Authority,
              Bon Secours Health Ser 2002 A..........................  5.625     11/15/30        6,096,900
                                                                                             -------------
--------
                                                                                                17,822,280
  17,500
                                                                                             -------------
--------
            Industrial Development/Pollution Control Revenue (13.6%)
   7,485    Pima County Industrial Development Authority, Arizona,
              Tucson Electric Power Co Refg Ser 1988 A (FSA).........  7.25      07/15/10        7,894,055
  10,000    Burlington, Kansas, Kansas Gas & Electric Co Ser 1991
              (MBIA).................................................  7.00      06/01/31       10,452,000
   8,000    New York City Industrial Development Agency, New York,
              Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)..................................................  5.65      10/01/28        7,313,280
   1,500    Brazos River Authority, Texas, TXU Electric Co
              Refg Ser 1999 A (AMT)..................................  7.70      04/01/33        1,687,080
                                                                                             -------------
--------
                                                                                                27,346,415
  26,985
                                                                                             -------------
--------
            Mortgage Revenue -- Multi-Family (4.1%)
            Massachusetts Housing Finance Agency,
   1,790      Rental 1994 Ser A (AMT) (Ambac)........................  6.60      07/01/14        1,841,785
   4,340      Rental 1994 Ser A (AMT) (Ambac)........................  6.65      07/01/19        4,463,733
   1,940    Minnesota Housing Finance Agency, Rental 1995 Ser D
              (MBIA).................................................  6.00      02/01/22        2,000,004
                                                                                             -------------
--------
                                                                                                 8,305,522
   8,070
                                                                                             -------------
--------
            Mortgage Revenue -- Single Family (0.7%)
     540    Colorado Housing & Finance Authority Ser 1997 A-2
              (AMT)..................................................  7.25      05/01/27          557,253
      80    Kansas City Leavenworth & Lenexa, Kansas, GNMA-Backed Ser
              1998 C (AMT)...........................................  8.00      11/01/20           80,156
      30    Olathe, Kansas, GNMA Collateralized Ser 1989 A (AMT)
              (MBIA).................................................  8.00      11/01/20           30,025
     655    Missouri Housing Development Commission, Homeownership
              1996 Ser D (AMT).......................................  7.10      09/01/27          662,919
                                                                                             -------------
--------
                                                                                                 1,330,353
   1,305
                                                                                             -------------
--------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
            Public Facilities Revenue (1.8%)
            Saint Paul Independent School District #625, Minnesota,
$  1,700      Ser 1995 C COPs........................................  5.45 %    02/01/11    $   1,779,169
   1,800      Ser 1995 C COPs........................................  5.50      02/01/12        1,884,132
                                                                                             -------------
--------
                                                                                                 3,663,301
   3,500
                                                                                             -------------
--------
            Recreational Facilities Revenue (0.5%)
     825    Metropolitan Pier & Exposition Authority, Illinois,
--------      McCormick Place Refg Ser 1998 A (FGIC).................  5.50      06/15/18          943,272
                                                                                             -------------
            Transportation Facilities Revenue (28.5%)
   5,000    Arizona Transportation Board, Highway Ser 2001...........  5.25      07/01/19        5,423,600
   4,000    Colorado Department of Transportation, Ser 2000
              (Ambac)................................................  6.00      06/15/14        4,753,720
            Miami-Dade County, Florida,
   2,050      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA).......  5.25      10/01/17        2,205,677
   2,500      Miami Int'l Airport Ser 2000 B (FGIC)..................  5.75      10/01/24        2,733,750
   1,940    Atlanta, Georgia, Airport Ser 1994 B (AMT) (Ambac).......  6.00      01/01/21        1,986,269
   2,500    Georgia State Road & Toll Authority, DRIVERS Ser 373.....  8.63++    10/01/11        2,727,550
            Chicago, Illinois,
   5,000      Chicago-O'Hare Int'l Airport Ser 1996 A (Ambac)........  5.625     01/01/12        5,470,750
   1,805      Midway Airport 1994 Ser A (AMT) (MBIA).................  6.25      01/01/24        1,848,807
     350    New Jersey Transportation Trust Authority, 1998 Ser A
              (FSA)..................................................  4.50      06/15/19          354,018
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........  5.00      01/01/30        5,128,150
   3,000    Metropolitan Transportation Authority, New York, State
              Service Contract Refg Ser 2002 B (MBIA)................  5.50      07/01/20        3,309,450
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser
              2002 B.................................................  5.25      11/15/19        3,255,390
   2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac).....  5.00      12/01/30        2,054,700
   2,800    Puerto Rico Highway & Transportation Authority, Ser 1998
              A......................................................  4.75      07/01/38        2,696,372
   8,000    Austin, Texas, Airport Prior Lien Ser 1995 A (AMT)
              (MBIA).................................................  6.125     11/15/25        8,778,800
   3,000    Pocahontas Parkway Association, Virginia, Route 895
              Connector Ser 1998 A...................................  5.50      08/15/28        2,315,790
   2,000    Richmond Metropolitan Authority, Virginia, Expressway &
              Refg Ser 1998 (FGIC)...................................  5.25      07/15/17        2,259,500
                                                                                             -------------
--------
                                                                                                57,302,293
  53,945
                                                                                             -------------
--------
            Water & Sewer Revenue (19.6%)
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...  5.50      11/01/22        3,397,920
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)........  5.25      10/01/22        4,257,560
   5,000    Rockdale County Water & Sewage Authority, Georgia, Ser
              1999 A (MBIA)..........................................  5.50      07/01/25        5,395,400
            Indianapolis Local Public Improvement Bond Bank, Indiana,
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50      01/01/18        1,105,440
   1,000      Waterworks Ser 2002 A (MBIA)...........................  5.50      01/01/19        1,100,860

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    MATURITY
THOUSANDS                                                               RATE       DATE          VALUE
-----------------------------------------------------------------------------------------------------------
$  3,215    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 2001 A (MBIA)..................  5.375%    05/15/22    $   3,460,948
   1,755    Detroit, Michigan, Water Supply Sr Lien 2000 A (FGIC)....  5.25      07/01/33        1,822,199
   3,000    Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A
              (FGIC).................................................  5.25      06/01/22        3,184,530
   2,960    Passaic Valley Sewage Commissioners, New Jersey, Ser F
              (FGIC).................................................  5.00      12/01/19        3,153,110
            New York City Municipal Water Finance Authority, New
              York,
   2,000      2003 Ser D.............................................  5.25      06/15/15        2,207,620
   2,000      2004 Ser A.............................................  5.00      06/15/35        2,026,780
   3,000    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I
              (FSA)..................................................  5.00      01/01/23        3,073,410
   5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A
              (FSA)..................................................  5.125     05/15/27        5,129,850
                                                                                             -------------
--------
                                                                                                39,315,627
  36,930
                                                                                             -------------
--------
            Other Revenue (5.3%)
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser..........................................  5.50      11/01/26        2,274,240
   8,000    New York Local Government Assistance Corporation,
              Refg Ser 1997 B (MBIA).................................  5.00      04/01/21        8,374,080
                                                                                             -------------
--------
                                                                                                10,648,320
  10,000
                                                                                             -------------
--------
            Refunded (8.3%)
   3,000    Hawaii, 1999 Ser CT (FSA)................................  5.875    09/01/09+        3,545,370
   1,340    Missouri Health & Educational Facilities Authority,
              Missouri, Baptist Medical Center Refg Ser 1989 (ETM)...  7.625     07/01/18        1,374,559
   4,000    Montgomery County, Ohio, Franciscan Medical
              Center - Dayton Ser 1997...............................  5.50     07/01/10+        4,563,840
   4,000    Lower Colorado River Authority, Texas, Jr Lien Seventh
              Ser (FSA) (ETM)........................................  4.75      01/01/28        4,065,600
   3,000    San Antonio, Texas, Electric & Gas Refg Ser 1994 C
              (ETM)..................................................  4.70      02/01/06        3,202,020
                                                                                             -------------
--------
                                                                                                16,751,389
  15,340
                                                                                             -------------
--------
 275,840    Total Tax-Exempt Municipal Bonds (Cost $275,295,976)..........................     292,414,097
                                                                                             -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (3.4%)
   3,795    Indiana Health Facility Financing Authority, Clarian
              Health Ser 2000 B (Demand 12/01/03)....................  1.06*     03/01/30        3,795,000
   3,100    Missouri Health & Educational Facilities Authority,
              Washington University Ser 1996 D (Demand 12/01/03).....  1.10*     09/01/30        3,100,000
                                                                                             -------------
--------
   6,895    Total Short-Term Tax-Exempt Municipal Obligations (Cost $6,895,000)...........       6,895,000
                                                                                             -------------
--------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                                       VALUE
----------------------------------------------------------------------------------------------------------
$282,735    Total Investments (Cost $282,190,976) (a)..........................   148.9%      299,309,097
========
            Other Assets in Excess of Liabilities..............................     0.9         1,759,172
            Preferred Shares of Beneficial Interest............................   (49.8)     (100,148,650)
                                                                                  -----     -------------
            Net Assets Applicable to Common Shareholders.......................   100.0%    $ 200,919,619
                                                                                  =====     =============

---------------------------------------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

 AMT          Alternative Minimum Tax.
 COPs         Certificates of Participation.
 DRIVERS      Derivative Inverse Tax-Exempt Receipts.
 ETM          Escrowed to maturity.
 PSF          Texas Permanent School Fund Guarantee Program.
 RITES        Residual Interest Tax-Exempt Securities.
 WI           Security purchased on a when-issued basis.
 *            Current coupon of variable rate demand obligation.
 +            Prerefunded to call date shown.
 ++           Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a total value of $14,619,124 which represents 7.3% of net assets applicable to common shareholders.
 (a)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $18,671,380 and the aggregate gross unrealized depreciation is $1,553,259, resulting in net unrealized appreciation of $17,118,121.
Bond Insurance:
---------------
   Ambac      Ambac Assurance Corporation.
 Connie Lee   Connie Lee Insurance Company - A wholly owned subsidiary of Ambac Assurance Corporation.
    FGIC      Financial Guaranty Insurance Company.
    FSA       Financial Security Assurance Inc.
    MBIA      Municipal Bond Investors Assurance Corporation.

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $282,190,976).......................................  $299,309,097
Cash........................................................        53,024
Receivable for:
    Interest................................................     4,676,489
    Investments sold........................................        51,000
Prepaid expenses and other assets...........................       603,186
                                                              ------------
    Total Assets............................................   304,692,796
                                                              ------------
Liabilities:
Payable for:
    Investments purchased...................................     3,294,173
    Investment advisory fee.................................        98,742
    Administration fee......................................        61,714
    Shares of beneficial interest repurchased...............        59,773
Accrued expenses............................................       110,125
                                                              ------------
    Total Liabilities.......................................     3,624,527
                                                              ------------
Preferred shares of beneficial interest, (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 1,000 shares outstanding).................   100,148,650
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $200,919,619
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 19,472,949 shares
  outstanding)..............................................  $183,814,173
Net unrealized appreciation.................................    17,118,121
Accumulated undistributed net investment income.............     3,022,504
Accumulated net realized loss...............................    (3,035,179)
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $200,919,619
                                                              ============
Net Asset Value Per Common Share
($200,919,619 divided by 19,472,949 common shares
outstanding)................................................        $10.32
                                                              ============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 7,886,258
                                                              -----------
Expenses
Investment advisory fee.....................................      605,113
Administration fee..........................................      378,195
Auction commission fees.....................................      248,656
Transfer agent fees and expenses............................       41,374
Professional fees...........................................       34,572
Shareholder reports and notices.............................       22,208
Auction agent fees..........................................       12,160
Registration fees...........................................       10,954
Custodian fees..............................................       10,233
Trustees' fees and expenses.................................        8,956
Other.......................................................       20,218
                                                              -----------
    Total Expenses..........................................    1,392,639

Less: expense offset........................................      (10,209)
                                                              -----------
    Net Expenses............................................    1,382,430
                                                              -----------
    Net Investment Income...................................    6,503,828
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized gain...........................................       19,923
Net change in unrealized appreciation.......................   (5,108,783)
                                                              -----------
    Net Loss................................................   (5,088,860)
                                                              -----------
Net Increase................................................  $ 1,414,968
                                                              ===========

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              NOVEMBER 30, 2003   MAY 31, 2003
                                                              -----------------   ------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  6,503,828      $ 13,880,252
Net realized gain (loss)....................................          19,923        (2,228,308)
Net change in unrealized appreciation.......................      (5,108,783)       12,487,663
Dividends to preferred shareholders from net investment
  income....................................................        (850,916)       (1,761,524)
                                                                ------------      ------------
    Net Increase............................................         564,052        22,378,083
                                                                ------------      ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................      (5,810,873)      (11,403,798)
Net realized gain...........................................        --              (1,422,242)
                                                                ------------      ------------
    Total Dividends and Distributions.......................      (5,810,873)      (12,826,040)
                                                                ------------      ------------

Decrease from transactions in common shares of beneficial
  interest..................................................      (3,803,694)       (6,260,517)
                                                                ------------      ------------
    Net Increase (Decrease).................................      (9,050,515)        3,291,526
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     209,970,134       206,678,608
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $3,022,504 and $3,180,465, respectively).................    $200,919,619      $209,970,134
                                                                ============      ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

D. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

E. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly net assets, including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.25% to the Fund's weekly net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $41,689,370 and $42,135,973, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $14,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended November 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,711. At November 30, 2003, the Fund had an accrued pension liability of $59,921 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent trustee to defer payment of all, or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

4. Common Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2002.......................................  20,579,649   $205,796    $193,673,032
Treasury shares purchased and retired (weighted average
  discount 10.29%)*.........................................    (692,900)    (6,929)     (6,253,588)
Reclassification due to permanent book/tax differences......      --          --               (444)
                                                              ----------   --------    ------------
Balance, May 31, 2003.......................................  19,886,749    198,867     187,419,000
Treasury shares purchased and retired (weighted average
  discount 9.68%)*..........................................    (413,800)    (4,138)     (3,799,556)
                                                              ----------   --------    ------------
Balance, November 30, 2003..................................  19,472,949   $194,729    $183,619,444
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

dividends, whether or not declared, thereon to the date of redemption. Dividends, which are cumulative, are reset through auction procedures.

                                            NEXT
                     AMOUNT                RESET        RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*     DATE    DIVIDEND RATES**
------  -------   -------------   -----   --------  ----------------
  A       200        20,000       1.60%   09/07/05   0.59 %- 1.60 %
  B       200        20,000       1.39    01/05/05        1.39
  C       200        20,000       1.229   07/06/05   0.738- 1.229
  D       200        20,000       2.55    01/07/04        2.55
  E       200        20,000       2.15    07/07/04        2.15

---------------------
    * As of November 30, 2003.
   ** For the six months ended November 30, 2003.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD            PAYABLE
       DATE         PER SHARE         DATE              DATE
------------------  ---------   ----------------  -----------------
September 23, 2003   $0.0525    December 5, 2003  December 19, 2003
December 30, 2003    $0.0525    January 9, 2004   January 23, 2004
December 30, 2003    $0.0525    February 6, 2004  February 20, 2004
December 30, 2003    $0.0525    March 5, 2004     March 19, 2004

7. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED) continued

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's taxable year) and book amortization of discount on debt securities.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                      FOR THE SIX                                 FOR THE YEAR ENDED MAY 31
                                     MONTHS ENDED           ---------------------------------------------------------------------
                                   NOVEMBER 30, 2003          2003           2002           2001           2000           1999
                                   -----------------        ---------      ---------      ---------      ---------      ---------
                                      (unaudited)
Selected Per Share Data:
Net asset value, beginning of
 period..........................        $10.56               $10.04         $ 9.88         $ 9.08         $10.03         $10.41
                                         ------               ------         ------         ------         ------         ------
Income from investment
 operations:
    Net investment income*.......          0.33                 0.68           0.70           0.69           0.68           0.70
    Net realized and unrealized
    gain (loss)..................         (0.25)                0.53           0.13           0.80          (0.96)         (0.18)
    Common share equivalent of
    dividends paid to preferred
    shareholders*................         (0.04)               (0.09)         (0.12)         (0.19)         (0.16)         (0.14)
                                         ------               ------         ------         ------         ------         ------
Total income (loss) from
 investment operations...........          0.04                 1.12           0.71           1.30          (0.44)          0.38
                                         ------               ------         ------         ------         ------         ------
Less dividends and distributions
 from:
    Net investment income........         (0.30)               (0.56)         (0.54)         (0.54)         (0.53)         (0.54)
    Net realized gain............            --                (0.07)         (0.04)            --          (0.07)         (0.26)
                                         ------               ------         ------         ------         ------         ------
Total dividends and
 distributions...................         (0.30)               (0.63)         (0.58)         (0.54)         (0.60)         (0.80)
                                         ------               ------         ------         ------         ------         ------
Anti-dilutive effect of acquiring
 treasury shares*................          0.02                 0.03           0.03           0.04           0.09           0.04
                                         ------               ------         ------         ------         ------         ------
Net asset value, end of period...        $10.32               $10.56         $10.04         $ 9.88         $ 9.08         $10.03
                                         ======               ======         ======         ======         ======         ======
Market value, end of period......        $ 9.34               $ 9.41         $ 9.02         $ 8.88         $ 7.75         $ 8.75
                                         ======               ======         ======         ======         ======         ======
Total Return+....................          2.48%(1)            11.90%          8.30%         21.92%         (4.55)%        (1.21)%
Ratios to Average Net Assets of
Common Shareholders:
Total expenses (before expense
 offset).........................          1.38%(2)(3)          1.33%(3)       1.24%(3)       1.26%(3)       1.28%(3)       1.19%(3)
Net investment income before
 preferred stock dividends.......          6.44%(2)             6.76%          6.95%          7.12%          7.30%          6.73%
Preferred stock dividends........          0.84%(2)             0.86%          1.23%          1.91%          1.74%          1.39%
Net investment income available
 to common shareholders..........          5.60%(2)             5.90%          5.72%          5.21%          5.56%          5.34%
Supplemental Data:
Net assets applicable to common
 shareholders, end of period, in
 thousands.......................      $200,920             $209,970       $206,679       $210,356       $200,256       $236,496
Asset coverage on preferred
 shares at end of period.........           300%                 310%           306%           310%           300%           336%
Portfolio turnover rate..........            14%(1)               18%            11%            12%            11%            17%

---------------------

     *   The per share amounts were computed using an average number of common shares outstanding during the period.
     +   Total return is based upon the current market value on the last day of each period reported.
         Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              19
                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust

Semiannual Report
November 30, 2003

[MORGAN STANLEY LOGO]

38563RPT-00-13316-AO4-0P-1/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004

                                       3